Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: June 12, 2024

Payment Date	6/17/2024
Collection Period Start	5/1/2024
Collection Period End	5/31/2024
Interest Period Start	5/15/2024
Interest Period End	6/16/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$191,119,724.39	$15,872,611.76	$175,247,112.63	0.804329	Oct-26
Class A-2b Notes	$191,119,724.39	$15,872,611.75	$175,247,112.64	0.804329	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$875,029,448.78	$31,745,223.51	$843,284,225.27

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$954,215,162.71	$919,607,129.34	0.748274
YSOC Amount	$76,365,505.64	$73,502,695.78
Adjusted Pool Balance	$877,849,657.07	$846,104,433.56
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$191,119,724.39	5.91000%	30/360	$941,264.64
Class A-2b Notes	$191,119,724.39	5.91371%	ACT/360	$1,036,041.07
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$875,029,448.78			$4,333,820.55

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$954,215,162.71	$919,607,129.34
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$877,849,657.07	$846,104,433.56
Number of Receivables Outstanding	45,444	44,701
Weighted Average Contract Rate	5.14%	5.14%
Weighted Average Remaining Term (months)	49.1	48.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,070,223.22
Principal Collections	$34,332,858.79
Liquidation Proceeds	$97,247.04
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,500,329.05
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,500,329.05

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$795,179.30	$795,179.30	$—	$—	$37,705,149.75
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,705,149.75
Interest - Class A-2a Notes	$941,264.64	$941,264.64	$—	$—	$36,763,885.11
Interest - Class A-2b Notes	$1,036,041.07	$1,036,041.07	$—	$—	$35,727,844.04
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$33,808,408.04
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$33,506,005.71
First Allocation of Principal	$—	$—	$—	$—	$33,506,005.71
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$33,461,113.54
Second Allocation of Principal	$6,385,015.22	$6,385,015.22	$—	$—	$27,076,098.32
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,031,206.15
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,761,206.15
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,716,313.98
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,446,313.98
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,446,313.98
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,626,105.69
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,626,105.69
Remaining Funds to Certificates	$1,626,105.69	$1,626,105.69	$—	$—	$—
Total	$38,500,329.05	$38,500,329.05	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$76,365,505.64
Increase/(Decrease)	$(2,862,809.86)
Ending YSOC Amount	$73,502,695.78

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$877,849,657.07	$846,104,433.56
Note Balance	$875,029,448.78	$843,284,225.27
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	24	$275,174.58
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	56	$97,247.04
Monthly Net Losses (Liquidation Proceeds)			$177,927.54
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.06%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$1,121,274.43
Cumulative Net Loss Ratio			0.09%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	44	$1,079,054.96
60-89 Days Delinquent	0.03%	10	$307,040.80
90-119 Days Delinquent	0.02%	5	$141,469.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.17%	59	$1,527,564.97

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$152,854.15
Total Repossessed Inventory		6	$206,780.40

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		15	$448,510.01
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.05%
Current Collection Period			0.05%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.39	0.04%	18	0.04%